UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 850-1864

Date of fiscal year end:	12/31
Date of reporting period:	6/30/07

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman Time Horizon/Harvester Series, Inc.

Seligman Time Horizon 30 Fund Seligman Time Horizon 20 Fund Seligman Time Horizon 10 Fund Seligman Harvester Fund

Mid-Year Report June 30, 2007

Asset Allocation Strategies
Seeking to Manage Risk
Over Time

J. & W. SELIGMAN & CO. INCORPORATED ESTABLISHED 1864 100 Pa rk Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	8

Understanding and
Comparing Your
Fund’s Expenses	9

Portfolios of Investments	11

Statements of
Assets and Liabilities	13

Statements of
Operations	15

Statements of
Changes in Net Assets	16

Notes to Financial
Statements	18

Financial Highlights	30

Board of Directors	46

Executive Officers	47

Additional Fund
Information	48

To The Shareholders

We are pleased to present your mid-year report for the Seligman Time Horizon/Harvester Series, Inc. which follows this letter. The report contains the investment results, portfolio of investments, and financial statements for the Series as of June 30, 2007.

For the six months ended June 30, 2007, based on the net asset value of Class A shares (excluding sales charges), Seligman Time Horizon 30 Fund delivered a total return of 12.3% and Seligman Time Horizon 20 Fund delivered a total return of 11.6%, while their benchmark, the Dow Jones Aggressive Portfolio Index returned 8.8% . Seligman Time Horizon 10 Fund delivered a total return of 9.5%, while its benchmark, the Dow Jones Moderately Aggressive Portfolio Index, returned 7.3% . Seligman Harvester Fund delivered a total return of 5.2%, while its benchmark, the Dow Jones Moderate Portfolio Index, returned 5.6% . The broad equity market, represented by the S&P 500 Index, returned 7.0% for the period, and the fixed income market, measured by the Lehman Brothers U.S. Government/Credit Index, returned 1.0% .

On July 25, 2007, a long-term capital gain distribution of $0.268 per share was paid to shareholders of record July 19, 2007 of Seligman Time Horizon 30 Fund and of $0.228 per share to shareholders of Seligman Time Horizon 20 Fund.

Thank you for your continued support of the Seligman Time Horizon/Harvester Fund Series. We look forward to providing you with the investment experience, insight, and solutions you need to seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris	Brian T. Zino
Chairman	President

August 23, 2007

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries To: P.O. Box 9759 Providence, RI 02940-9759	Important Telephone Numbers
(800) 221-2450  Shareholder Services
(800) 445-1777  Retirement Plan
                          Services
(212) 682-7600  Outside the
                          United States
(800) 622-4597  24-Hour Automated
                         Telephone Access
Service

Performance Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Time Horizon/Harvester Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each Fund as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of Fund shares. J. & W. Seligman & Co. Incorporated (the “Manager”) waived certain fees and reimbursed certain expenses of each Fund other than distribution and service (12b-1) fees, as described in the Series’ prospectus. Absent such waivers and reimbursements, returns and yields would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C and Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

1	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectus or statement of additional information.

Performance Overview
Seligman Time Horizon 30 Fund

Investment Results
Total Returns
For Periods Ended June 30, 2007
			Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	7.03%	19.77%	13.56%	3.93%
Without Sales Charge	12.33	25.80	14.67	4.61
Class B
With CDSC#	6.87	19.83	13.59	n/a
Without CDSC	11.87	24.83	13.83	3.88
Class C
With 1% CDSC	10.87	23.83	n/a	n/a
Without CDSC	11.87	24.83	13.83	3.84
Class D
With 1% CDSC	10.87	23.83	n/a	n/a
Without CDSC	11.87	24.83	13.83	3.84
Benchmarks**
Dow Jones Aggressive Portfolio Index	8.75	19.89	13.73	6.11 ††
S&P 500 Index	6.96	20.57	10.70	2.07
Lipper Fund of Funds (Affiliated) Average	6.11	15.86	9.38	4.66
Lipper Multi-Cap Core Funds Average	7.83	19.25	11.02	4.00

Net Asset Value Per Share
	6/30/07	12/31/06	6/30/06
Class A	$9.29	$8.27	$7.55
Class B	8.86	7.92	7.21
Class C	8.86	7.92	7.21
Class D	8.86	7.92	7.21

See footnotes on page 7.

Performance Overview
Seligman Time Horizon 20 Fund

Investment Results
Total Returns
For Periods Ended June 30, 2007
			Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	6.30%	19.06%	12.82%	3.67%
Without Sales Charge	11.64	24.96	13.91	4.36
Class B
With CDSC#	6.33	19.19	12.86	n/a
Without CDSC	11.33	24.19	13.11	3.59
Class C
With 1% CDSC	10.33	23.19	n/a	n/a
Without CDSC	11.33	24.19	13.11	3.56
Class D
With 1% CDSC	10.33	23.19	n/a	n/a
Without CDSC	11.33	24.19	13.11	2.72
Benchmarks**
Dow Jones Aggressive Portfolio Index	8.75	19.89	13.73	6.11 ††
S&P 500 Index	6.96	20.57	10.70	2.07
Lipper Fund of Funds (Affiliated) Average	6.11	15.86	9.38	4.66
Lipper Multi-Cap Core Funds Average	7.83	19.25	11.02	4.00

Net Asset Value Per Share
	6/30/07	12/31/06	6/30/06
Class A	$9.11	$8.16	$7.46
Class B	8.65	7.77	7.08
Class C	8.65	7.77	7.08
Class D	8.65	7.78	7.08

See footnotes on page 7.

Performance Overview
Seligman Time Horizon 10 Fund

Investment Results
Total Returns
For Periods Ended June 30, 2007
			Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	4.25%	16.29%	11.70%	3.01%
Without Sales Charge	9.46	22.01	12.80	3.69
Class B
With CDSC#	4.07	16.13	11.64	n/a
Without CDSC	9.07	21.13	11.90	2.90
Class C
With 1% CDSC	8.07	20.13	n/a	n/a
Without CDSC	9.07	21.13	11.90	2.92
Class D
With 1% CDSC	8.07	20.13	n/a	n/a
Without CDSC	9.07	21.13	11.90	2.88
Benchmarks**
Dow Jones Moderately Aggressive
Portfolio Index	7.25	16.95	11.97	6.24 ††
S&P 500 Index	6.96	20.57	10.70	2.07
Lipper Fund of Funds (Affiliated) Average	6.11	15.86	9.38	4.66
Lipper Multi-Cap Core Funds Average	7.83	19.25	11.02	4.00

Net Asset Value Per Share
	6/30/07	12/31/06	6/30/06
Class A	$8.33	$7.61	$6.91
Class B	8.18	7.50	6.79
Class C	8.18	7.50	6.79
Class D	8.18	7.50	6.79

See footnotes on page 7.

Performance Overview
Seligman Harvester Fund

Investment Results
Total Returns
For Periods Ended June 30, 2007
			Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	0.29%	10.34%	8.04%	0.92%
Without Sales Charge	5.22	15.88	9.08	1.59
Class B
With CDSC#	(0.17)	10.03	7.99	n/a
Without CDSC	4.83	15.03	8.28	0.81
Class C
With 1% CDSC	3.83	14.03	n/a	n/a
Without CDSC	4.83	15.03	8.28	0.79
Class D
With 1% CDSC	3.83	14.03	n/a	n/a
Without CDSC	4.83	15.03	8.28	0.79
Benchmarks**
Dow Jones Moderate Portfolio Index	5.60	13.94	10.22	6.39 ††
Lehman Brothers U.S. Government/Credit
Index	0.97	6.00	4.70	6.31
S&P 500 Index	6.96	20.57	10.70	2.07
Lipper Fund of Funds (Affiliated)
Average	6.11	15.86	9.38	4.66
Lipper Mixed-Asset Target Allocation
Moderate Funds Average	4.77	13.77	8.60	4.32

Net Asset Value Per Share
	6/30/07	12/31/06	6/30/06
Class A	$6.59	$6.31	$5.77
Class B	6.59	6.31	5.77
Class C	6.59	6.31	5.77
Class D	6.59	6.31	5.77

See footnotes on page 7.

Performance Overview

*	Returns for periods of less than one year are not annualized.
**	The Dow Jones Aggressive Portfolio Index, the Dow Jones Moderately Aggressive Portfolio Index and the Dow Jones Moderate Portfolio Index (“Dow Jones Indices”), the Lehman Brothers U.S. Government/Credit Index (“Lehman Index”), the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”), the Lipper Fund of Funds (Affiliated) Average, the Lipper Mixed-Asset Target Allocation Moderate Funds Average and the Lipper Multi-Cap Core Funds Average are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and sales charges. The Dow Jones Indices, the Lehman Index and the S&P 500 Index also exclude the effect of fees. The Dow Jones Aggressive Portfolio Index measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 100% of the current risk of an all-equity stock portfolio. The Dow Jones Moderately Aggressive Portfolio Index measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 80% of the current risk of an all-equity stock portfolio. The Dow Jones Moderate Portfolio Index measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 60% of the current risk of an all-equity stock portfolio. Dow Jones equity indices make up the stock component and Lehman Brothers indices make up the bond and cash components of the Dow Jones Indices. The Lehman Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s). The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Fund of Funds (Affiliated) Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are managed by an affiliated investment manager. The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40% - 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Multi-Cap Core Funds Average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.8 billion as of June 30, 2007). Investors cannot invest directly in an index or average.
#	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
†	Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C, and D shares were offered to the public on 1/10/00, but were first issued at the dates indicated below. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates would be different, and may be lower, than those shown above.

	Class B	Class C	Class D
Time Horizon 30 Fund	4/24/00	2/8/00	2/14/00
Time Horizon 20 Fund	3/21/00	1/18/00	1/21/00
Time Horizon 10 Fund	2/18/00	3/6/00	2/15/00
Harvester Fund	2/17/00	1/18/00	2/29/00

††  From December 31, 1999.

Portfolio Overview

Seligman Time Horizon 30 Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/07	12/31/06
Domestic Equity Funds	59.6	59.2
Global Equity Funds	35.8	40.8
REIT Fund	4.6	—
Total	100.0	100.0

Seligman Time Horizon 20 Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/07	12/31/06
Domestic Equity Funds	58.0	62.6
Global Equity Funds	32.1	37.4
REIT Fund	9.9	—
Total	100.0	100.0

Seligman Time Horizon 10 Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/07	12/31/06
Domestic Equity Funds	55.3	54.7
Fixed Income Fund	9.7	10.0
Global Equity Funds	25.3	25.3
REIT Fund	9.7	10.0
Total	100.0	100.0

Seligman Harvester Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/07	12/31/06
Domestic Equity Funds	45.2	45.2
Fixed Income Funds	29.9	30.1
Global Equity Fund	10.3	10.3
REIT Fund	14.6	14.4
Total	100.0	100.0

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect the operating expenses of the Underlying Funds, or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if Underlying Fund expenses and transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2007 and held for the entire six-month period ended June 30, 2007.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page.)

Understanding and Comparing
Your Fund’s Expenses (continued)

			Actual		Hypothetical
	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period**	Value	During Period**
Fund	1/1/07	Ratio*	6/30/07	1/1/07 to 6/30/07	6/30/07	1/1/07 to 6/30/07
Time Horizon 30 Fund
Class A	$1,000.00	0.40%	$1,123.30	$2.10	$1,022.81	$2.00
Class B	1,000.00	1.15	1,118.70	6.06	1,019.07	5.78
Class C	1,000.00	1.15	1,118.70	6.06	1,019.07	5.78
Class D	1,000.00	1.15	1,118.70	6.06	1,019.07	5.78
Time Horizon 20 Fund
Class A	1,000.00	0.40	1,116.40	2.10	1,022.81	2.01
Class B	1,000.00	1.16	1,113.30	6.06	1,019.06	5.79
Class C	1,000.00	1.16	1,113.30	6.06	1,019.06	5.79
Class D	1,000.00	1.16	1,113.30	6.06	1,019.06	5.79
Time Horizon 10 Fund
Class A	1,000.00	0.25	1,094.60	1.29	1,023.56	1.25
Class B	1,000.00	1.00	1,090.70	5.18	1,019.84	5.01
Class C	1,000.00	1.00	1,090.70	5.18	1,019.84	5.01
Class D	1,000.00	1.00	1,090.70	5.18	1,019.84	5.01
Harvester
Class A	1,000.00	0.25	1,052.20	1.28	1,023.55	1.26
Class B	1,000.00	1.00	1,048.30	5.10	1,019.82	5.03
Class C	1,000.00	1.00	1,048.30	5.10	1,019.82	5.03
Class D	1,000.00	1.00	1,048.30	5.10	1,019.82	5.03

*	Expenses of Class B, Class C, and Class D shares are higher than expenses of Class A shares due to the higher 12b-1 fees paid by Class B, Class C, and Class D shares. See the Series’ prospectus for a description of each share class and its expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, waives its investment management fee and reimburses a portion of each Fund’s expenses, other than distribution and service (12b-1) fees, as described in Note 3. Absent such waiver/reimbursement, the expense ratios and expenses paid for the period would have been higher.
**	Expenses are equal to each Fund’s annualized expense ratio based on actual expenses for the period January 1, 2007 to June 30, 2007, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolios of Investments (unaudited)
June 30, 2007

Seligman Time Horizon 30 Fund†
	Shares	Value
Domestic Equity Funds 59.2%
Seligman Capital Fund*	189,188	$ 4,890,510
Seligman Communications and Information Fund*	96,591	3,536,196
Seligman Frontier Fund*ø	44,249	650,460
Seligman Growth Fund*	136,206	660,599
Seligman Large-Cap Value Fund	41,763	671,967
Seligman Smaller-Cap Value Fund*ø	146,996	2,901,701
		13,311,433
Global Equity Funds 35.6%
Seligman Emerging Markets Fund*ø	158,355	2,343,654
Seligman Global Smaller Companies Fund*ø	235,943	4,539,544
Seligman International Growth Fund*	59,713	1,107,079
		7,990,277
REIT Fund 4.6%
Seligman LaSalle Global Real Estate Fund	157,021	1,041,049
Total Investments In Underlying Funds (Cost $16,008,135) 99.4%		22,342,759
Other Assets Less Liabilities 0.6%		140,290
Net Assets 100.0%		$22,483,049

Seligman Time Horizon 20 Fund†
	Shares	Value
Domestic Equity Funds 58.0%
Seligman Capital Fund*	220,292	$ 5,694,548
Seligman Communications and Information Fund*	102,747	3,761,568
Seligman Frontier Fund*ø	76,632	1,126,490
Seligman Growth Fund*	703,020	3,409,647
Seligman Large-Cap Value Fund	210,644	3,389,262
Seligman Smaller-Cap Value Fund*ø	228,198	4,504,628
		21,886,143
Global Equity Funds 32.1%
Seligman Emerging Markets Fund*ø	254,752	3,770,330
Seligman Global Smaller Companies Fund*ø	333,907	6,424,371
Seligman International Growth Fund*	102,635	1,902,853
		12,097,554
REIT Fund 10.0%
Seligman LaSalle Global Real Estate Fund	566,497	3,755,875
Total Investments In Underlying Funds (Cost $28,168,203) 100.1%		37,739,572
Other Assets Less Liabilities (0.1)%		(39,947)
Net Assets 100.0%		$37,699,625

See footnotes on page 12.

Portfolios of Investments (unaudited)
June 30, 2007

Seligman Time Horizon 10 Fund†
	Shares	Value
Domestic Equity Funds 55.2%
Seligman Capital Fund*	344,296	$ 8,900,052
Seligman Communications and Information Fund*	120,355	4,406,196
Seligman Growth Fund*	820,121	3,977,587
Seligman Large-Cap Value Fund	246,102	3,959,781
Seligman Smaller-Cap Value Fund*ø	157,226	3,103,641
		24,347,257
Fixed-Income Fund 9.7%
Seligman High-Yield Fund	1,266,792	4,281,757
Global Equity Funds 25.2%
Seligman Emerging Markets Fund*ø	156,810	2,320,788
Seligman Global Smaller Companies Fund*ø	226,556	4,358,938
Seligman International Growth Fund*	240,356	4,456,200
		11,135,926
REIT Fund 9.7%
Seligman LaSalle Global Real Estate Fund	642,906	4,262,467
Total Investments In Underlying Funds (Cost $34,252,916) 99.8%		44,027,407
Other Assets Less Liabilities 0.2%		88,185
Net Assets 100.0%		$44,115,592

Seligman Harvester Fund†
	Shares	Value
Domestic Equity Funds 45.2%
Seligman Capital Fund*	75,651	$ 1,955,578
Seligman Common Stock Fundø	150,458	2,095,880
Seligman Growth Fund*	481,535	2,335,445
Seligman Large-Cap Value Fund	144,640	2,327,257
		8,714,160
Fixed-Income Funds 29.8%
Seligman Core Fixed Income Fund	276,883	1,924,338
Seligman High-Yield Fund	561,791	1,898,853
Seligman U.S. Government Securities Fund	287,991	1,929,540
		5,752,731
Global Equity Fund 10.3%
Seligman International Growth Fund*	106,610	1,976,549
REIT Fund 14.6%
Seligman LaSalle Monthly Dividend Real Estate Fundø	302,587	2,823,137
Total Investments In Underlying Funds (Cost $16,075,539) 99.9%		19,266,577
Other Assets Less Liabilities 0.1%		22,926
Net Assets 100.0%		$19,289,503

† The Fund and each of the investment companies in which the Fund invests may be deemed to be affiliates of one another (Note 7).
* Non-income producing security.
ø Security has paid capital gain distributions during the twelve months ended June 30, 2007.
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
June 30, 2007

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Assets:
Investments in Underlying Funds, at value
(see portfolios of investments)	$22,342,759	$37,739,572	$44,027,407	$19,266,577
Cash	136,834	98,641	90,330	53,708
Receivable for securities sold	962,000	2,947,815	3,606,334	—
Receivable for Capital Stock sold	42,206	8,412	48,493	43,083
Prepaid registration fees	18,697	18,728	18,920	18,950
Receivable from the Manager (Note 3)	1,424	1,029	4,002	4,656
Dividends receivable	—	—	11,694	11,342
Other	1,694	2,077	2,361	1,664
Total Assets	23,505,614	40,816,274	47,809,541	19,399,980

Liabilities:
Payable for securities purchased	994,500	2,937,288	3,561,469	—
Payable for Capital Stock repurchased	7,515	146,847	96,240	78,452
Distribution and service (12b-1) fees payable	6,764	13,194	16,390	6,874
Dividends payable	—	—	—	10,169
Accrued expenses and other	13,786	19,320	19,850	14,982
Total Liabilities	1,022,565	3,116,649	3,693,949	110,477
Net Assets	$22,483,049	$37,699,625	$44,115,592	$19,289,503

Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$1,235	$1,807	$2,182	$1,269
Class B	518	883	889	423
Class C	599	1,345	1,788	925
Class D	125	225	492	310
Additional paid-in capital	15,566,539	27,068,703	34,907,652	17,546,824
Undistributed (accumulated) net
investment income (loss) (Note 5)	(78,939)	(124,881)	88,940	37,391
Accumulated net realized gain (loss) (Note 5)	658,348	1,180,174	(660,842)	(1,488,677)
Net unrealized appreciation of investments	6,334,624	9,571,369	9,774,491	3,191,038
Net Assets	$22,483,049	$37,699,625	$44,115,592	$19,289,503

Investments in Underlying Funds, at cost	$16,008,135	$28,168,203	$34,252,916	$16,075,539

(Continued on page 14.)

Statements of Assets and Liabilities (unaudited)
June 30, 2007

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Net Assets:
Class A	$11,473,818	$16,472,026	$18,192,872	$8,364,234
Class B	4,589,727	7,640,336	7,270,914	2,791,384
Class C	5,307,416	11,640,953	14,628,621	6,093,834
Class D	1,112,088	1,946,310	4,023,185	2,040,051

Shares of Capital Stock Outstanding:
Class A	1,234,905	1,807,275	2,182,741	1,268,894
Class B	517,811	883,247	888,976	423,480
Class C	598,805	1,345,730	1,788,633	924,491
Class D	125,469	225,005	491,902	309,506

Net Asset Value per Share:
Class A	$9.29	$9.11	$8.33	$6.59
Class B	$8.86	$8.65	$8.18	$6.59
Class C	$8.86	$8.65	$8.18	$6.59
Class D	$8.86	$8.65	$8.18	$6.59

See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2007

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Investment Income:
Dividends from Underlying Funds*	$138	$12,090	$205,959	$205,327

Expenses:
Distribution and service (12b-1) fees	38,484	71,802	93,852	39,897
Registration	27,762	29,311	30,317	27,946
Management fees	10,149	16,292	20,619	9,163
Auditing and legal fees	9,087	11,630	13,744	8,132
Shareholder reports and communications	4,593	6,092	7,394	4,550
Shareholder account services	4,427	7,741	8,179	7,189
Directors’ fees and expenses	2,470	2,608	2,726	2,449
Custody and related services	2,284	6,991	6,937	2,625
Miscellaneous	1,822	2,299	2,653	1,861
Total Expenses Before Waiver/
Reimbursement	101,078	154,766	186,421	103,812
Waiver/reimbursement of expenses (Note 3)	(22,001)	(17,795)	(41,022)	(40,998)
Total Expenses After Waiver/Reimbursement	79,077	136,971	145,399	62,814
Net Investment Income (Loss)	(78,939)	(124,881)	60,560	142,513

Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments in
Underlying Funds*	76,790	812,052	414,011	29,886
Net change in unrealized appreciation
of investments	2,376,347	2,866,170	3,168,280	729,639
Net Gain on Investments	2,453,137	3,678,222	3,582,291	759,525
Increase in Net Assets from Operations	$2,374,198	$3,553,341	$3,642,851	$902,038

* Represents dividends (Note 7) and net realized gain from affiliated issuers.
See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Seligman		Seligman
	Time Horizon 30 Fund		Time Horizon 20 Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2007	2006	2007	2006
Operations:
Net investment loss	$(78,939)	$(129,354)	$(124,881)	$(238,270)
Net realized gain on investments
and capital gain distributions from
Underlying Funds	76,790	987,278	812,052	1,471,128
Net change in unrealized appreciation
of investments	2,376,347	1,530,767	2,866,170	2,758,975
Increase in Net Assets from Operations	2,374,198	2,388,691	3,553,341	3,991,833
Distributions to Shareholders:
Net realized short-term gain on investments
and distributions from Underlying Funds:
Class A	—	(122,435)	—	(120,981)
Class B	—	(27,631)	—	(15,468)
Class C	—	(33,351)	—	(30,517)
Class D	—	(7,021)	—	(5,680)
Total	—	(190,438)	—	(172,646)
Net realized long-term gain on investments
and distributions from Underlying Funds:
Class A	—	(57,052)	—	(139,639)
Class B	—	(28,758)	—	(67,760)
Class C	—	(36,623)	—	(135,118)
Class D	—	(7,820)	—	(25,049)
Total	—	(130,253)	—	(367,566)
Decrease in Net Assets from Distributions	—	(320,691)	—	(540,212)
Capital Share Transactions:
Net proceeds from sales of shares	2,489,576	4,623,488	3,207,116	4,914,521
Exchanged from associated funds	606,757	694,486	4,030,128	1,634,884
Investment of distributions	—	284,227	—	475,541
Total	3,096,333	5,602,201	7,237,244	7,024,946
Cost of shares repurchased	(1,610,033)	(1,604,469)	(3,044,442)	(4,148,778)
Exchanged into associated funds	(139,839)	(347,941)	(281,724)	(451,259)
Total	(1,749,872)	(1,952,410)	(3,326,166)	(4,600,037)
Increase in Net Assets from
Capital Share Transactions	1,346,461	3,649,791	3,911,078	2,424,909
Increase in Net Assets	3,720,659	5,717,791	7,464,419	5,876,530
Net Assets:
Beginning of period	18,762,390	13,044,599	30,235,206	24,358,676
End of Period*	$22,483,049	$18,762,390	$37,699,625	$30,235,206

* Net of accumulated net investment loss:	$(78,939)	$—	$(124,881)	$—
See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited) (continued)

	Seligman		Seligman
	Time Horizon 10 Fund		Harvester Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2007	2006	2007	2006
Operations:
Net investment income	$60,560	$28,268 *	$142,513	$169,625
Net realized gain on investments and capital
gain distributions from Underlying Funds	414,011	1,664,367	29,886	541,119
Net change in unrealized appreciation
of investments	3,168,280	3,385,988	729,639	1,282,593
Increase in Net Assets from Operations	3,642,851	5,078,623	902,038	1,993,337
Distributions to Shareholders:
Net investment income:
Class A	—	(73,382)	(59,417)	(97,807)
Class B	—	—	(10,879)	(21,562)
Class C	—	—	(22,662)	(41,053)
Class D	—	—	(7,236)	(13,600)
Total	—	(73,382)	(100,194)	(174,022)**
Net realized short-term gain on investments
and distributions from Underlying Funds:
Class A	—	(108,123)	—	—
Class B	—	(38,974)*	—	—
Class C	—	(74,369)*	—	—
Class D	—	(19,564)*	—	—
Total	—	(241,030)	—	—
Return of capital:
Class A	—	—	—	(10,387)
Class B	—	—	—	(4,403)
Class C	—	—	—	(8,820)
Class D	—	—	—	(2,760)
Total	—	—	—	(26,370)
Decrease in Net Assets from Distributions	—	(314,412)	(100,194)	(200,392)
Capital Share Transactions:
Net proceeds from sales of shares	3,891,727	7,794,230	2,386,370	2,492,330
Exchanged from associated funds	1,941,651	3,296,061	983,024	1,894,166
Investment of distributions	—	269,151	84,078	191,729
Total	5,833,378	11,359,442	3,453,472	4,578,225
Cost of shares repurchased	(3,042,626)	(5,553,425)	(1,786,337)	(4,879,129)
Exchanged into associated funds	(1,767,398)	(1,758,909)	(162,435)	(1,436,216)
Total	(4,810,024)	(7,312,334)	(1,948,772)	(6,315,345)
Increase (Decrease) in Net Assets from
Capital Share Transactions	1,023,354	4,047,108	1,504,700	(1,737,120)
Increase in Net Assets	4,666,205	8,811,319	2,306,544	55,825
Net Assets:
Beginning of period	39,449,387	30,638,068	16,982,959	16,927,134
End of Period***	$44,115,592	$39,449,387	$19,289,503	$16,982,959

*	Consisted of net investment income (loss) of $73,382, $(12,768), $(25,310) and $(7,036) for Classes A, B, C and D, respectively. For federal income tax purposes, the net investment losses of Classes B, C and D were used to offset the respective Classes net short-term capital gains
**	Included dividends in excess of net investment income of $1,017, $1,260, $1,273 and $847 for Classes A, B, C and D, respectively.

*** Net of accumulated net investment income (loss):	$88,940	$28,380	$37,391	$(4,928)
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Time Horizon/Harvester Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Series consists of four separate funds: Seligman Time Horizon 30 Fund (“Time Horizon 30 Fund”), Seligman Time Horizon 20 Fund (“Time Horizon 20 Fund”), Seligman Time Horizon 10 Fund (“Time Horizon 10 Fund”), and Seligman Harvester Fund (“Harvester Fund”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”). Each Fund of the Series offers four classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions made within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% on an annual basis, and a CDSC, if applicable, of 5% on redemptions made in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Prior to June 4, 2007, Class C shares were sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase; and shares purchased through certain financial intermediaries were bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase.

The four classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and service (12b-1) fees and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

	a.	Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the

Notes to Financial Statements (unaudited)

price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

	b.	Taxes — Each Fund in the Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

On January 1, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Funds to recognize in their financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended June 30, 2007.

	c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Fund’s investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the year. The annual financial statements will reflect any such recharacterizations.

	d.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 2007, distribution and service (12b-1) fees were the only class-specific expenses.

	e.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.10% per annum of each Fund’s average daily net assets. The Manager voluntarily waived its management fee and reimbursed each Fund’s expenses, other than distribution and service (12b-1) fees, that exceeded 0.50% per annum of the Fund’s average daily net assets through March 31, 2005. Beginning April 1, 2005 through April 30, 2008, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund’s expenses in order to limit Fund expenses (other than distribution and service (12b-1) fees) to 0.40% per annum of average daily net assets for Time Horizon 30 Fund and Time Horizon 20 Fund and to limit Fund expenses to 0.25% per annum of average daily net assets for Time Horizon 10 Fund and Harvester Fund. From May 1, 2008 through December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses, other than distribution and service (12b-1) fees, that exceed 0.75% per annum of average daily net assets.

For the six months ended June 30, 2007, the amount of expenses waived and reimbursed by the Manager and the amount receivable from the Manager at June 30, 2007 were as follows:

	Waiver and	Receivable from
Fund	Reimbursements	the Manager
Time Horizon 30 Fund	$22,001	$1,424
Time Horizon 20 Fund	17,795	1,029
Time Horizon 10 Fund	41,022	4,002
Harvester Fund	40,998	4,656

Notes to Financial Statements (unaudited)

For the six months ended June 30, 2007, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following commissions and concessions from sales of Class A and (prior to June 4, 2007) Class C shares. Commissions were also paid to dealers for sales of Class A and Class C shares as follows:

	Commissions			Commissions
	and			and
	Concessions			Concessions
	Retained by	Dealer		Retained by	Dealer
Fund	Distributor	Commissions	Fund	Distributor	Commissions
Time Horizon 30 Fund	$2,396	$19,331	Time Horizon 10 Fund	$9,987	$69,650
Time Horizon 20 Fund	4,481	32,168	Harvester Fund	4,211	30,419

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A, Class B, Class C, and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing service fee of up to 0.25% per annum of the average daily net assets attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. To avoid any duplication of the service fee, the service fees to be paid by each class of a Fund will be reduced by the dollar amount of any service fees paid by the Underlying Funds with respect to shares owned by the Fund.

For the six months ended June 30, 2007, service fees incurred by the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund, and the Harvester Fund (net of service fees paid by Underlying Funds), aggregated $0, $0, $0, and $64, respectively, or 0.00% per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class C and Class D shares, service organizations may receive up to 0.75% per annum of the average daily net assets for providing other distribution assistance. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

For the six months ended June 30, 2007, the service fees and distribution fees incurred under the Plan (net of service fees paid by Underlying Funds), and their equivalent per annum percentage of the average daily net assets of Class B, Class C, and Class D shares, were as follows:

Fund	Class B	Class C	Class D	Fee Rate
Time Horizon 30 Fund	$15,705	$18,756	$4,037	0.75%
Time Horizon 20 Fund	23,077	42,094	6,993	0.75
Time Horizon 10 Fund	26,638	53,123	14,177	0.75
Harvester Fund	10,628	22,206	6,999	0.75

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended June 30, 2007, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees pursuant to the Plan as follows:

	Distribution and		Distribution and
Fund	Service (12b-1) Fees	Fund	Service (12b-1) Fees
Time Horizon 30 Fund	$499	Time Horizon 10 Fund	$571
Time Horizon 20 Fund	824	Harvester Fund	446

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the six months ended June 30, 2007, such charges amounted to $434 for Time Horizon 30 Fund, $2,004 for Time Horizon 20 Fund, $816 for Time Horizon 10 Fund and $3,170 for Harvester Fund. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

Notes to Financial Statements (unaudited)

For the six months ended June 30, 2007, Seligman Data Corp., which is owned by certain associated investment companies, charged the Series at cost the following amounts for shareholder account services in accordance with a methodology approved by the Series’ directors:

Fund	Amount	Fund	Amount
Time Horizon 30 Fund	$4,427	Time Horizon 10 Fund	$8,179
Time Horizon 20 Fund	7,741	Harvester Fund	7,189

Costs of Seligman Data Corp. directly attributable to each Fund were charged to the Fund. The remaining charges were allocated to the Funds by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by a Fund for federal income tax purposes until such amounts are paid. At June 30, 2007, the cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses are as follows:

Fund	Amount	Fund	Amount
Time Horizon 30 Fund	$331	Time Horizon 10 Fund	$365
Time Horizon 20 Fund	350	Harvester Fund	328

4.	Purchases and Sales of Securities — Purchases and sales of portfolio securities (Underlying Funds), excluding short-term investments, for the six months ended June 30, 2007, were as follows:

Fund	Purchases	Sales	Fund	Purchases	Sales
Time Horizon 30 Fund	$2,294,787	$ 962,000	Time Horizon 10 Fund	$7,415,650	$6,378,915
Time Horizon 20 Fund	7,326,539	3,618,115	Harvester Fund	1,875,547	350,024

5.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2007, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2007, the tax basis cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost	Fund	Tax Basis Cost
Time Horizon 30 Fund	$16,094,198	Time Horizon 10 Fund	$34,809,810
Time Horizon 20 Fund	28,784,334	Harvester Fund	16,744,248

Notes to Financial Statements (unaudited)

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the following tax deferral of losses on wash sales:

Fund	Amount	Fund	Amount
Time Horizon 30 Fund	$ 86,063	Time Horizon 10 Fund	$621,828
Time Horizon 20 Fund	616,131	Harvester Fund	717,376

At June 30, 2007, the tax basis components of accumulated earnings were as follows:

	Time	Time	Time
	Horizon 30	Horizon 20	Horizon 10	Harvester
	Fund	Fund	Fund	Fund
Gross unrealized appreciation of
portfolio securities	$6,251,441	$9,103,315	$9,374,747	$2,969,411
Gross unrealized depreciation of
portfolio securities	(2,880)	(148,077)	(157,141)	(447,082)
Net unrealized appreciation of
portfolio securities	6,248,561	8,955,238	9,217,606	2,522,329
Undistributed ordinary income	—	—	88,940	37,391
Current period net realized gain	744,411	1,796,306	434,301	47,856
Capital loss carryforwards	—	—	(538,257)	(867,826)
Total accumulated earnings	$6,992,972	$10,751,544	$9,202,590	$1,739,750

At December 31, 2006, Time Horizon 10 Fund and Harvester Fund had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The loss carryforwards expire as follows:

Expiration	2011	2012	Total
Time Horizon 10 Fund	$418,273	$119,984	$538,257
Harvester Fund	404,876	462,950	867,826

Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

The tax character of distributions paid for the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:

	Six Months
	Ended		Year Ended
	June 30, 2007		December 31, 2006
	Ordinary	Ordinary	Long-Term	Return of
	Income	Income	Capital Gain	Capital
Time Horizon 30 Fund	$ —	$190,438	$130,253	$ —
Time Horizon 20 Fund	—	172,646	367,566	—
Time Horizon 10 Fund	—	314,412	—	—
Harvester Fund	100,194	174,024	—	26,370

Notes to Financial Statements (unaudited)

6.	Capital Stock Share Transactions — The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. The Series has authorized 4,000,000,000 shares all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended
Time Horizon 30 Fund	June 30, 2007		December 31, 2006
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	193,085	$1,675,666	299,956	$2,311,304
Exchanged from associated funds	33,684	298,328	35,163	272,702
Converted from Class B*	4,896	42,737	16,094	126,230
Investment of distributions	—	—	21,561	169,627
Total	231,665	2,016,731	372,774	2,879,863
Cost of shares repurchased	(83,194)	(737,591)	(71,606)	(554,797)
Exchanged into associated funds	(2,469)	(22,328)	(4,948)	(37,073)
Total	(85,663)	(759,919)	(76,554)	(591,870)
Increase	146,002	$1,256,812	296,220	$2,287,993
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	27,717	$ 229,014	105,684	$ 791,582
Exchanged from associated funds	26,600	229,194	33,933	256,135
Investment of distributions	—	—	5,751	42,134
Total	54,317	458,208	145,368	1,089,851
Cost of shares repurchased	(23,384)	(197,161)	(59,674)	(440,562)
Exchanged into associated funds	(3,520)	(27,994)	(5,288)	(37,912)
Converted to Class A*	(5,121)	(42,737)	(16,834)	(126,230)
Total	(32,025)	(267,892)	(81,796)	(604,704)
Increase	22,292	$ 190,316	63,572	$ 485,147
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	47,246	$ 393,181	184,677	$1,377,074
Exchanged from associated funds	8,952	76,055	20,498	153,550
Investment of distributions	—	—	8,708	63,989
Total	56,198	469,236	213,883	1,594,613
Cost of shares repurchased	(56,814)	(470,974)	(62,360)	(458,140)
Exchanged into associated funds	(10,729)	(86,317)	(33,592)	(256,222)
Total	(67,543)	(557,291)	(95,952)	(714,362)
Increase (decrease)	(11,345)	$ (88,055)	117,931	$ 880,251
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	23,487	$ 191,715	19,232	$ 143,528
Exchanged from associated funds	401	3,180	1,616	12,099
Investment of distributions	—	—	1,177	8,477
Total	23,888	194,895	22,025	164,104
Cost of shares repurchased	(24,086)	(204,307)	(19,879)	(150,970)
Exchanged into associated funds	(381)	(3,200)	(2,212)	(16,734)
Total	(24,467)	(207,507)	(22,091)	(167,704)
Decrease	(579)	$ (12,612)	(66)	$ (3,600)

See footnote on page 26.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
Time Horizon 20 Fund	June 30, 2007		December 31, 2006
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	228,119	$1,954,845	326,173	$2,516,870
Exchanged from associated funds	262,577	2,340,809	77,601	600,749
Converted from Class B*	5,875	51,341	23,796	182,853
Investment of distributions	—	—	29,574	227,806
Total	496,571	4,346,995	457,144	3,528,278
Cost of shares repurchased	(167,715)	(1,433,152)	(213,230)	(1,644,057)
Exchanged into associated funds	(15,230)	(134,705)	(21,729)	(166,941)
Total	(182,945)	(1,567,857)	(234,959)	(1,810,998)
Increase	313,626	$2,779,138	222,185	$1,717,280
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	58,072	478,138	84,561	$613,505
Exchanged from associated funds	189,168	1,584,225	63,643	463,038
Investment of distributions	—	—	10,324	73,920
Total	247,240	2,062,363	158,528	1,150,463
Cost of shares repurchased	(50,902)	(413,294)	(122,514)	(899,050)
Exchanged into associated funds	(2,874)	(23,182)	(1,612)	(11,732)
Converted to Class A*	(6,184)	(51,341)	(25,011)	(182,853)
Total	(59,960)	(487,817)	(149,137)	(1,093,635)
Increase	187,280	$1,574,546	9,391	$56,828
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	66,848	$540,362	209,035	$1,530,897
Exchanged from associated funds	4,472	36,010	66,878	480,064
Investment of distributions	—	—	20,544	147,177
Total	71,320	576,372	296,457	2,158,138
Cost of shares repurchased	(105,390)	(856,686)	(146,405)	(1,059,016)
Exchanged into associated funds	(15,380)	(120,019)	(33,177)	(237,179)
Total	(120,770)	(976,705)	(179,582)	(1,296,195)
Increase (decrease)	(49,450)	$(400,333)	116,875	$861,943
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	28,038	$233,771	34,600	$253,249
Exchanged from associated funds	8,687	69,084	12,178	91,033
Investment of distributions	—	—	3,744	26,638
Total	36,725	302,855	50,522	370,920
Cost of shares repurchased	(41,213)	(341,310)	(73,850)	(546,655)
Exchanged into associated funds	(483)	(3,818)	(4,686)	(35,407)
Total	(41,696)	(345,128)	(78,536)	(582,062)
Decrease	(4,971)	$(42,273)	(28,014)	$(211,142)

See footnote on page 26.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
Time Horizon 10 Fund	June 30, 2007		December 31, 2006
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	356,112	$2,857,742	521,142	$3,685,514
Exchanged from associated funds	71,530	568,600	145,961	1,019,701
Converted from Class B*	34,332	269,833	44,639	319,052
Investment of distributions	—	—	21,424	162,591
Total	461,974	3,696,175	733,166	5,186,858
Cost of shares repurchased	(224,591)	(1,787,686)	(312,736)	(2,235,423)
Exchanged into associated funds	(42,799)	(350,309)	(90,922)	(642,376)
Total	(267,390)	(2,137,995)	(403,658)	(2,877,799)
Increase	194,584	$1,558,180	329,508	$2,309,059
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	27,361	$213,552	127,287	$897,885
Exchanged from associated funds	7,549	59,097	91,728	639,794
Investment of distributions	—	—	3,664	27,405
Total	34,910	272,649	222,679	1,565,084
Cost of shares repurchased	(51,124)	(398,968)	(121,485)	(841,628)
Exchanged into associated funds	(7,864)	(61,776)	(6,599)	(45,036)
Converted to Class A*	(34,891)	(269,834)	(45,449)	(319,052)
Total	(93,879)	(730,578)	(173,533)	(1,205,716)
Increase (decrease)	(58,969)	$(457,929)	49,146	$359,368
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	69,472	$540,728	418,617	$2,925,795
Exchanged from associated funds	164,842	1,295,296	200,528	1,386,008
Investment of distributions	—	—	8,765	65,566
Total	234,314	1,836,024	627,910	4,377,369
Cost of shares repurchased	(91,945)	(718,155)	(280,027)	(1,973,422)
Exchanged into associated funds	(175,013)	(1,349,874)	(141,034)	(959,233)
Total	(266,958)	(2,068,029)	(421,061)	(2,932,655)
Increase (decrease)	(32,644)	$(232,005)	206,849	$1,444,714
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	35,325	$279,706	40,950	$285,036
Exchanged from associated funds	2,444	18,658	36,089	250,558
Investment of distributions	—	—	1,817	13,589
Total	37,769	298,364	78,856	549,183
Cost of shares repurchased	(17,577)	(137,817)	(71,469)	(502,952)
Exchanged into associated funds	(742)	(5,439)	(16,422)	(112,264)
Total	(18,319)	(143,256)	(87,891)	(615,216)
Increase (decrease)	19,450	$155,108	(9,035)	$(66,033)

See footnote on page 26.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
Harvester Fund	June 30, 2007		December 31, 2006
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	260,671	$1,691,269	179,200	$1,050,540
Exchanged from associated funds	84,939	548,818	188,152	1,114,761
Converted from Class B*	17,805	116,743	57,785	337,884
Investment of distributions	7,715	50,450	17,554	103,349
Total	371,130	2,407,280	442,691	2,606,534
Cost of shares repurchased	(167,124)	(1,099,678)	(373,069)	(2,193,279)
Exchanged into associated funds	(16,778)	(108,070)	(119,875)	(709,547)
Total	(183,902)	(1,207,748)	(492,944)	(2,902,826)
Increase (decrease)	187,228	$1,199,532	(50,253)	$(296,292)
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12,317	$79,440	23,255	$136,410
Exchanged from associated funds	36,114	232,627	70,095	405,227
Investment of distributions	1,333	8,734	4,178	24,513
Total	49,764	320,801	97,528	566,150
Cost of shares repurchased	(43,073)	(280,245)	(161,999)	(950,787)
Exchanged into associated funds	(2,228)	(14,269)	(8,333)	(49,050)
Converted to Class A*	(17,802)	(116,719)	(57,777)	(337,836)
Total	(63,103)	(411,233)	(228,109)	(1,337,673)
Decrease	(13,339)	$(90,432)	(130,581)	$(771,523)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	60,462	$396,715	178,200	$1,042,398
Exchanged from associated funds	16,295	104,742	32,401	187,592
Investment of distributions	2,842	18,639	8,024	47,123
Total	79,599	520,096	218,625	1,277,113
Cost of shares repurchased	(57,617)	(375,083)	(210,786)	(1,246,848)
Exchanged into associated funds	(6,268)	(39,884)	(47,600)	(280,466)
Total	(63,885)	(414,967)	(258,386)	(1,527,314)
Increase (decrease)	15,714	$105,129	(39,761)	$(250,201)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	33,303	$218,922	45,179	$262,934
Exchanged from associated funds	15,056	96,837	31,598	186,586
Investment of distributions	954	6,255	2,853	16,744
Total	49,313	322,014	79,630	466,264
Cost of shares repurchased	(4,808)	(31,331)	(80,518)	(488,215)
Exchanged into associated funds	(33)	(212)	(69,615)	(397,153)
Total	(4,841)	(31,543)	(150,133)	(885,368)
Increase (decrease)	44,472	$290,471	(70,503)	$(419,104)

	*	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amounts of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

7.	Affiliated Issuers — The Fund invests in certain securities of open-end registered investment companies that are part of the same group of investment companies (the Seligman Group). As defined under the Investment Company Act of 1940, as amended, an affiliated issuer is one in which a fund owns 5% or more of the outstanding voting securities, or an issuer which is under common ownership or control. The Fund and each of the investment companies in which the Fund invests may be deemed to be affiliates of one another. A summary of each Fund’s transactions in the securities of affiliated issuers during the six months ended June 30, 2007, is as follows:

Notes to Financial Statements (unaudited)

	Purchases	Sales	Dividend	Value
Affiliated Issuer	at Cost	Proceeds	Income	6/30/07	12/31/06
Time Horizon 30 Fund
Seligman Capital Fund	$250,863	$—	$—	$4,890,510	$4,010,884
Seligman Communications and
Information Fund	305,419	—	—	3,536,196	2,911,724
Seligman Frontier Fund	46,993	—	—	650,460	545,152
Seligman Growth Fund	65,785	—	—	660,599	545,140
Seligman Large-Cap Value Fund	57,016	—	—	671,967	546,868
Seligman Smaller-Cap Value Fund	183,789	—	—	2,901,701	2,419,218
Seligman Emerging Markets Fund	58,401	—	—	2,343,654	1,931,971
Seligman Global Smaller Companies Fund	221,149	962,000	—	4,539,544	4,700,380
Seligman International Growth Fund	61,442	—	—	1,107,079	945,499
Seligman LaSalle Global Real Estate Fund	1,043,930	—	138	1,041,049	—
Total	$2,294,787	$962,000	$138	$22,342,759	$18,556,836
Time Horizon 20 Fund
Seligman Capital Fund	$276,051	$1,482,484	$—	$5,694,548	$5,988,734
Seligman Communications and
Information Fund	516,838	78,865	—	3,761,568	3,003,932
Seligman Frontier Fund	138,540	11,880	—	1,126,490	906,987
Seligman Growth Fund	514,069	55,718	—	3,409,647	2,715,086
Seligman Large-Cap Value Fund	377,782	27,323	—	3,389,262	2,714,875
Seligman Smaller-Cap Value Fund	482,307	74,956	—	4,504,628	3,660,729
Seligman Emerging Markets Fund†	220,899	113,421	—	3,770,330	3,102,942
Seligman Global Smaller Companies Fund†	723,272	113,984	—	6,424,371	5,186,745
Seligman International Growth Fund	172,829	1,659,484	—	1,902,853	3,072,896
Seligman LaSalle Global Real Estate Fund†	3,903,952	—	12,090	3,755,875	—
Total	$7,326,539	$3,618,115	$12,090	$37,739,572	$30,352,926
Time Horizon 10 Fund
Seligman Capital Fund	$287,990	$370,905	$—	$8,900,052	$7,818,236
Seligman Communications and
Information Fund	429,351	343,565	—	4,406,196	3,913,013
Seligman Growth Fund	317,574	159,405	—	3,977,587	3,520,411
Seligman Large-Cap Value Fund	208,469	184,581	—	3,959,781	3,525,278
Seligman Smaller-Cap Value Fund	145,719	128,283	—	3,103,641	2,761,980
Seligman High-Yield Fund	677,085	327,950	136,360	4,281,757	3,950,344
Seligman Emerging Markets Fund	137,256	197,907	—	2,320,788	2,025,278
Seligman Global Smaller Companies Fund	66,382	147,778	—	4,358,938	3,968,254
Seligman International Growth Fund†	173,764	95,474	—	4,456,200	3,971,461
Seligman LaSalle Global Real Estate Fund†	4,282,024	—	920	4,262,467	—
Seligman LaSalle Monthly
Dividend Real Estate Fund	690,036	4,423,067	68,679	—	3,954,149
Total	$7,415,650	$6,378,915	$205,959	$44,027,407	$39,408,404
Harvester Fund
Seligman Capital Fund	$51,730	$40,413	$—	$1,955,578	$1,685,219
Seligman Common Stock Fund	119,955	34,780	21,435	2,095,880	1,882,447
Seligman Growth Fund	140,683	38,644	—	2,335,445	2,053,708
Seligman Large-Cap Value Fund	92,866	55,621	—	2,327,257	2,045,540
Seligman Core Fixed Income Fund†	301,589	49,520	41,746	1,924,338	1,700,785
Seligman High-Yield Fund	238,242	46,485	60,584	1,898,853	1,715,248
Seligman U.S. Government Securities Fund†	310,808	52,336	35,445	1,929,540	1,700,252
Seligman International Growth Fund	54,465	9,578	—	1,976,549	1,749,524
Seligman LaSalle Monthly
Dividend Real Estate Fund†	565,209	22,647	46,117	2,823,137	2,448,806
Total	$1,875,547	$350,024	$205,327	$19,266,577	$16,981,529
† Fund’s holdings representing 5% or more of the outstanding voting securities.

Notes to Financial Statements (unaudited)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (the “Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman Time Horizon/Harvester Series).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor, and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

28

Notes to Financial Statements (unaudited)

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.	Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Series is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Series’ financial statements.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Time Horizon 30 Fund

	Six Months
	Ended		Year Ended December 31,
Class A	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$8.27		$7.25	$6.56	$5.68	$4.08	$5.51
Income (Loss) from Investment
Operations:
Net investment loss	(0.02)		(0.03)	(0.03)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss)
on investments	1.04		1.23	0.72	0.91	1.62	(1.41)
Total from Investment Operations	1.02		1.20	0.69	0.88	1.60	(1.43)
Less Distributions to Shareholders:
Net realized short-term capital gains	—		(0.12)	—	—	—	—
Net realized long-term capital gains	—		(0.06)	—	—	—	—
Total Distributions	—		(0.18)	—	—	—	—
Net Asset Value, End of Period	$9.29		$8.27	$7.25	$6.56	$5.68	$4.08
Total Return	12.33%		16.62%	10.52%	15.49%#	39.22%	(25.95)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,474		$9,007	$5,747	$4,230	$2,703	$1,531
Ratio of expenses to average net assets	0.40	%†	0.40%	0.42%	0.51%	0.51%	0.51%
Ratio of net investment loss to average
net assets	(0.40	)%†	(0.40)%	(0.42)%	(0.50)%	(0.47)%	(0.49)%
Portfolio turnover rate	4.74%		1.27%	2.27%	2.79%	1.74%	—
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	0.62	%†	0.71%	1.03%	1.22%	1.58%	1.93%
Ratio of net investment loss to average
net assets	(0.62	)%†	(0.71)%	(1.03)%	(1.21)%	(1.55)%	(1.91)%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class B	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$7.92		$6.95	$6.33	$5.53	$3.99	$5.43
Income (Loss) from Investment
Operations:
Net investment loss	(0.05)		(0.09)	(0.08)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss)
on investments	0.99		1.18	0.70	0.87	1.60	(1.38)
Total from Investment Operations	0.94		1.09	0.62	0.80	1.54	(1.44)
Less Distributions to Shareholders:
Net realized short-term capital gains	—		(0.06)	—	—	—	—
Net realized long-term capital gains	—		(0.06)	—	—	—	—
Total Distributions	—		(0.12)	—	—	—	—
Net Asset Value, End of Period	$8.86		$7.92	$6.95	$6.33	$5.53	$3.99
Total Return	11.87%		15.76%	9.79%	14.47%#	38.60%	(26.52)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,590		$3,925	$3,001	$2,060	$1,490	$806
Ratio of expenses to average net assets	1.15	%†	1.16%	1.18%	1.26%	1.25%	1.26%
Ratio of net investment loss to average
net assets	(1.15	)%†	(1.16)%	(1.18)%	(1.25)%	(1.22)%	(1.24)%
Portfolio turnover rate	4.74%		1.27%	2.27%	2.79%	1.74%	—
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.37	%†	1.47%	1.79%	1.97%	2.33%	2.68%
Ratio of net investment loss to average
net assets	(1.37	)%†	(1.47)%	(1.79)%	(1.96)%	(2.30)%	(2.66)%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class C	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$7.92		$6.95	$6.33	$5.53	$3.99	$5.43
Income (Loss) from Investment
Operations:
Net investment loss	(0.05)		(0.09)	(0.08)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss)
on investments	0.99		1.18	0.70	0.87	1.60	(1.38)
Total from Investment Operations	0.94		1.09	0.62	0.80	1.54	(1.44)
Less Distributions to Shareholders:
Net realized short-term capital gains	—		(0.06)	—	—	—	—
Net realized long-term capital gains	—		(0.06)	—	—	—	—
Total Distributions	—		(0.12)	—	—	—	—
Net Asset Value, End of Period	$8.86		$7.92	$6.95	$6.33	$5.53	$3.99
Total Return	11.87%		15.76%	9.79%	14.47%#	38.60%	(26.52)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,307		$4,832	$3,420	$2,755	$2,086	$1,649
Ratio of expenses to average net assets	1.15	%†	1.16%	1.18%	1.26%	1.25%	1.26%
Ratio of net investment loss to average
net assets	(1.15	)%†	(1.16)%	(1.18)%	(1.25)%	(1.22)%	(1.24)%
Portfolio turnover rate	4.74%		1.27%	2.27%	2.79%	1.74%	—
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.37	%†	1.47%	1.79%	1.97%	2.33%	2.68%
Ratio of net investment loss to average
net assets	(1.37	)%†	(1.47)%	(1.79)%	(1.96)%	(2.30)%	(2.66)%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class D	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$7.92		$6.95	$6.33	$5.53	$3.99	$5.43
Income (Loss) from Investment
Operations:
Net investment loss	(0.05)		(0.09)	(0.08)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss)
on investments	0.99		1.18	0.70	0.87	1.60	(1.38)
Total from Investment Operations	0.94		1.09	0.62	0.80	1.54	(1.44)
Less Distributions to Shareholders:
Net realized short-term capital gains	—		(0.06)	—	—	—	—
Net realized long-term capital gains	—		(0.06)	—	—	—	—
Total Distributions	—		(0.12)	—	—	—	—
Net Asset Value, End of Period	$8.86		$7.92	$6.95	$6.33	$5.53	$3.99
Total Return	11.87%		15.76%	9.79%	14.47%#	38.60%	(26.52)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,112		$998	$876	$768	$707	$355
Ratio of expenses to average net assets	1.15	%†	1.16%	1.18%	1.26%	1.25%	1.26%
Ratio of net investment loss to average
net assets	(1.15	)%†	(1.16)%	(1.18)%	(1.25)%	(1.22)%	(1.24)%
Portfolio turnover rate	4.74%		1.27%	2.27%	2.79%	1.74%	—
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.37	%†	1.47%	1.79%	1.97%	2.33%	2.68%
Ratio of net investment loss to average
net assets	(1.37	)%†	(1.47)%	(1.79)%	(1.96)%	(2.30)%	(2.66)%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 20 Fund

	Six Months
	Ended		Year Ended December 31,
Class A	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$8.16		$7.18	$6.53	$5.67	$4.11	$5.59
Income (Loss) from Investment
Operations:
Net investment loss	(0.01)		—ø	(0.03)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss)
on investments	0.96		1.16	0.68	0.89	1.58	(1.46)
Total from Investment Operations	0.95		1.16	0.65	0.86	1.56	(1.48)
Less Distributions to Shareholders:
Net realized short-term capital gains	—		(0.08)	—	—	—	—
Net realized long-term capital gains	—		(0.10)	—	—	—	—
Total Distributions	—		(0.18)	—	—	—	—
Net Asset Value, End of Period	$9.11		$8.16	$7.18	$6.53	$5.67	$4.11
Total Return	11.64%		16.30%	9.79%	15.34%#	37.96%	(26.48)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$16,472		$12,189	$9,133	$7,179	$4,657	$2,683
Ratio of expenses to average net assets	0.40	%†	0.40%	0.42%	0.50%	0.50%	0.51%
Ratio of net investment loss to average
net assets	(0.33	)%†	(0.39)%	(0.42)%	(0.47)%	(0.41)%	(0.44)%
Portfolio turnover rate	11.03%		5.63%	5.42%	5.50%	1.55%	3.01%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	0.50	%†	0.53%	0.67%	0.75%	0.81%	1.19%
Ratio of net investment loss to average
net assets	(0.43	)%†	(0.52)%	(0.67)%	(0.72)%	(0.73)%	(1.12)%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class B	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$7.77		$6.85	$6.28	$5.49	$4.00	$5.48
Income (Loss) from Investment
Operations:
Net investment loss	(0.04)		(0.08)	(0.08)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss)
on investments	0.92		1.12	0.65	0.86	1.54	(1.42)
Total from Investment Operations	0.88		1.04	0.57	0.79	1.49	(1.48)
Less Distributions to Shareholders:
Net realized short-term capital gains	—		(0.02)	—	—	—	—
Net realized long-term capital gains	—		(0.10)	—	—	—	—
Total Distributions	—		(0.12)	—	—	—	—
Net Asset Value, End of Period	$8.65		$7.77	$6.85	$6.28	$5.49	$4.00
Total Return	11.33%		15.30%	9.08%	14.39%#	37.25%	(27.01)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,640		$5,411	$4,703	$4,041	$2,949	$1,559
Ratio of expenses to average net assets	1.16	%†	1.16%	1.18%	1.25%	1.25%	1.26%
Ratio of net investment loss to average
net assets	(1.09	)%†	(1.15)%	(1.18)%	(1.22)%	(1.16)%	(1.19)%
Portfolio turnover rate	11.03%		5.63%	5.42%	5.50%	1.55%	3.01%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.26	%†	1.29%	1.43%	1.50%	1.56%	1.94%
Ratio of net investment loss to average
net assets	(1.19	)%†	(1.28)%	(1.43)%	(1.47)%	(1.48)%	(1.87)%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class C	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$7.77		$6.85	$6.28	$5.49	$4.00	$5.48
Income (Loss) from Investment
Operations:
Net investment loss	(0.04)		(0.08)	(0.08)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss)
on investments	0.92		1.12	0.65	0.86	1.54	(1.42)
Total from Investment Operations	0.88		1.04	0.57	0.79	1.49	(1.48)
Less Distributions to Shareholders:
Net realized short-term capital gains	—		(0.02)	—	—	—	—
Net realized long-term capital gains	—		(0.10)	—	—	—	—
Total Distributions	—		(0.12)	—	—	—	—
Net Asset Value, End of Period	$8.65		$7.77	$6.85	$6.28	$5.49	$4.00
Total Return	11.33%		15.30%	9.08%	14.39%#	37.25%	(27.01)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,641		$10,847	$8,756	$6,588	$5,695	$4,405
Ratio of expenses to average net assets	1.16	%†	1.16%	1.18%	1.25%	1.25%	1.26%
Ratio of net investment loss to average
net assets	(1.09	)%†	(1.15)%	(1.18)%	(1.22)%	(1.16)%	(1.19)%
Portfolio turnover rate	11.03%		5.63%	5.42%	5.50%	1.55%	3.01%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.26	%†	1.29%	1.43%	1.50%	1.56%	1.94%
Ratio of net investment loss to average
net assets	(1.19	)%†	(1.28)%	(1.43)%	(1.47)%	(1.48)%	(1.87)%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class D	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$7.78		$6.85	$6.28	$5.49	$4.00	$5.48
Income (Loss) from Investment
Operations:
Net investment loss	(0.04)		(0.08)	(0.08)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss)
on investments	0.91		1.13	0.65	0.86	1.54	(1.42)
Total from Investment Operations	0.87		1.05	0.57	0.79	1.49	(1.48)
Less Distributions to Shareholders:
Net realized short-term capital gains	—		(0.02)	—	—	—	—
Net realized long-term capital gains	—		(0.10)	—	—	—	—
Total Distributions	—		(0.12)	—	—	—	—
Net Asset Value, End of Period	$8.65		$7.78	$6.85	$6.28	$5.49	$4.00
Total Return	11.33%		15.30%	9.08%	14.39%#	37.25%	(27.01)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,946		$1,788	$1,767	$1,340	$1,217	$933
Ratio of expenses to average net assets	1.16	%†	1.16%	1.18%	1.25%	1.25%	1.26%
Ratio of net investment loss to average
net assets	(1.09	)%†	(1.15)%	(1.18)%	(1.22)%	(1.16)%	(1.19)%
Portfolio turnover rate	11.03%		5.63%	5.42%	5.50%	1.55%	3.01%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.26	%†	1.29%	1.43%	1.50%	1.56%	1.94%
Ratio of net investment loss to average
net assets	(1.19	)%†	(1.28)%	(1.43)%	(1.47)%	(1.48)%	(1.87)%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 10 Fund

	Six Months
	Ended		Year Ended December 31,
Class A	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$7.61		$6.64	$6.18	$5.53	$4.19	$5.55
Income (Loss) from Investment
Operations:
Net investment income	0.03		0.04	0.05	0.05	0.04	0.05
Net realized and unrealized gain (loss)
on investments	0.69		1.02	0.46	0.66	1.34	(1.35)
Total from Investment Operations	0.72		1.06	0.51	0.71	1.38	(1.30)
Less Distributions to Shareholders:
Net investment income	—		(0.04)	(0.05)	(0.05)	(0.04)	(0.05)
Net realized short-term capital gains	—		(0.05)	—	(0.01)	—	—
Return of capital	—		—	—	—	—	(0.01)
Total Distributions	—		(0.09)	(0.05)	(0.06)	(0.04)	(0.06)
Net Asset Value, End of Period	$8.33		$7.61	$6.64	$6.18	$5.53	$4.19
Total Return	9.46%		16.00%	8.32%	12.79%#	32.96%	(23.43)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$18,193		$15,138	$11,020	$7,313	$4,415	$2,627
Ratio of expenses to average net assets	0.25	%†	0.25%	0.30%	0.50%	0.50%	0.51%
Ratio of net investment income to average
net assets	0.75	%†	0.56%	0.73%	0.80%	0.87%	1.01%
Portfolio turnover rate	15.37%		6.55%	3.45%	16.84%	7.48%	8.20%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	0.45	%†	0.47%	0.60%	0.70%	0.81%	0.87%
Ratio of net investment income to average
net assets	0.55	%†	0.34%	0.43%	0.62%	0.56%	0.65%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class B	6/30/07		2006	2005		2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$7.50		$6.55	$6.10		$5.47	$4.16	$5.50
Income (Loss) from Investment
Operations:
Net investment income (loss)	—	ø	(0.01)	—	ø	0.01	0.01	0.02
Net realized and unrealized gain (loss)
on investments	0.68		1.00	0.46		0.64	1.31	(1.33)
Total from Investment Operations	0.68		0.99	0.46		0.65	1.32	(1.31)
Less Distributions to Shareholders:
Net investment income	—		—	—	ø	(0.01)	(0.01)	(0.02)
Net realized short-term capital gains	—		(0.04)	(0.01)		(0.01)	—	—
Return of capital	—		—	—		—	—	(0.01)
Total Distributions	—		(0.04)	(0.01)		(0.02)	(0.01)	(0.03)
Net Asset Value, End of Period	$8.18		$7.50	$6.55		$6.10	$5.47	$4.16
Total Return	9.07%		15.13%	7.39%		12.11%#	31.71%	(23.90)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,271		$7,110	$5,888		$4,360	$4,123	$3,110
Ratio of expenses to average net assets	1.00	%†	1.01%	1.06%		1.25%	1.25%	1.26%
Ratio of net investment income (loss)
to average net assets	—	†	(0.20)%	(0.03)%		0.05%	0.12%	0.26%
Portfolio turnover rate	15.37%		6.55%	3.45%		16.84%	7.48%	8.20%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.20	%†	1.23%	1.36%		1.45%	1.56%	1.62%
Ratio of net investment loss
to average net assets	(0.20	)%†	(0.42)%	(0.33)%		(0.14)%	(0.19)%	(0.10)%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class C	6/30/07		2006	2005		2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$7.50		$6.55	$6.11		$5.47	$4.16	$5.50
Income (Loss) from Investment
Operations:
Net investment income (loss)	—	ø	(0.01)	—	ø	0.01	0.01	0.02
Net realized and unrealized gain (loss)
on investments	0.68		1.00	0.45		0.65	1.31	(1.33)
Total from Investment Operations	0.68		0.99	0.45		0.66	1.32	(1.31)
Less Distributions to Shareholders:
Net investment income	—		—	—	ø	(0.01)	(0.01)	(0.02)
Net realized short-term capital gains	—		(0.04)	(0.01)		(0.01)	—	—
Return of capital	—		—	—		—	—	(0.01)
Total Distributions	—		(0.04)	(0.01)		(0.02)	(0.01)	(0.03)
Net Asset Value, End of Period	$8.18		$7.50	$6.55		$6.11	$5.47	$4.16
Total Return	9.07%		15.13%	7.39%		12.11%#	31.71%	(23.90)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$14,629		$13,659	$10,576		$7,981	$6,510	$6,491
Ratio of expenses to average net assets	1.00	%†	1.01%	1.06%		1.25%	1.25%	1.26%
Ratio of net investment income (loss)
to average net assets	—	†	(0.20)%	(0.03)%		0.05%	0.12%	0.26%
Portfolio turnover rate	15.37%		6.55%	3.45%		16.84%	7.48%	8.20%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.20	%†	1.23%	1.36%		1.46%	1.56%	1.62%
Ratio of net investment loss
to average net assets	(0.20	)%†	(0.42)%	(0.33)%		(0.14)%	(0.19)%	(0.10)%

See footnotes on page 45.

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class D	6/30/07		2006	2005		2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$7.50		$6.55	$6.11		$5.47	$4.16	$5.50
Income (Loss) from Investment
Operations:
Net investment income (loss)	—	ø	(0.01)	—	ø	0.01	0.01	0.02
Net realized and unrealized gain (loss)
on investments	0.68		1.00	0.45		0.65	1.31	(1.33)
Total from Investment Operations	0.68		0.99	0.45		0.66	1.32	(1.31)
Less Distributions to Shareholders:
Net investment income	—		—	—	ø	(0.01)	(0.01)	(0.02)
Net realized short-term capital gains	—		(0.04)	(0.01)		(0.01)	—	—
Return of capital	—		—	—		—	—	(0.01)
Total Distributions	—		(0.04)	(0.01)		(0.02)	(0.01)	(0.03)
Net Asset Value, End of Period	$8.18		$7.50	$6.55		$6.11	$5.47	$4.16
Total Return	9.07%		15.13%	7.39%		12.11%#	31.71%	(23.90)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,023		$3,543	$3,154		$1,999	$1,388	$994
Ratio of expenses to average net assets	1.00	%†	1.01%	1.06%		1.25%	1.25%	1.26%
Ratio of net investment income (loss)
to average net assets	—	†	(0.20)%	(0.03)%		0.05%	0.12%	0.26%
Portfolio turnover rate	15.37%		6.55%	3.45%		16.84%	7.48%	8.20%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.20	%†	1.23%	1.36%		1.45%	1.56%	1.62%
Ratio of net investment loss
to average net assets	(0.20	)%†	(0.42)%	(0.33)%		(0.14)%	(0.19)%	(0.10)%

See footnotes on page 45.

Financial Highlights (unaudited)

Harvester Fund

	Six Months
	Ended		Year Ended December 31,
Class A	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$6.31		$5.67	$5.53	$5.13	$4.29	$5.31
Income (Loss) from Investment
Operations:
Net investment income	0.06		0.09	0.09	0.08	0.08	0.10
Net realized and unrealized gain (loss)
on investments	0.27		0.65	0.16	0.42	0.83	(0.96)
Total from Investment Operations	0.33		0.74	0.25	0.50	0.91	(0.86)
Less Distributions to Shareholders:
Net investment income	(0.05)		(0.09)	(0.09)	(0.08)	(0.07)	(0.10)
Net realized short-term capital gains	—		—	(0.02)	(0.02)	—	(0.04)
Return of capital	—		(0.01)	—	—	—	(0.02)
Total Distributions	(0.05)		(0.10)	(0.11)	(0.10)	(0.07)	(0.16)
Net Asset Value, End of Period	$6.59		$6.31	$5.67	$5.53	$5.13	$4.29
Total Return	5.22%		13.09%	4.53%	9.90%#	21.44%	(16.54)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$8,364		$6,823	$6,422	$5,092	$3,085	$2,135
Ratio of expenses to average net assets	0.25	%†	0.25%	0.31%	0.50%	0.50%	0.51%
Ratio of net investment income
to average net assets	1.99	%†	1.45%	1.60%	1.46%	1.52%	1.85%
Portfolio turnover rate	1.91%		10.82%	18.35%	25.59%	5.69%	39.28%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	0.70	%†	0.74%	0.82%	0.79%	0.73%	1.05%
Ratio of net investment income
to average net assets	1.54	%†	0.96%	1.09%	1.19%	1.29%	1.31%

See footnotes on page 45.

Financial Highlights (unaudited)

Harvester Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class B	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$6.31		$5.67	$5.53	$5.13	$4.29	$5.31
Income (Loss) from Investment
Operations:
Net investment income	0.04		0.04	0.05	0.04	0.04	0.05
Net realized and unrealized gain (loss)
on investments	0.26		0.66	0.16	0.42	0.84	(0.96)
Total from Investment Operations	0.30		0.70	0.21	0.46	0.88	(0.91)
Less Distributions to Shareholders:
Net investment income	(0.02)		(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
Net realized short-term capital gains	—		—	(0.02)	(0.02)	—	(0.04)
Return of capital	—		(0.02)	—	—	—	(0.02)
Total Distributions	(0.02)		(0.06)	(0.07)	(0.06)	(0.04)	(0.11)
Net Asset Value, End of Period	$6.59		$6.31	$5.67	$5.53	$5.13	$4.29
Total Return	4.83%		12.25%	3.76%	9.09%#	20.55%	(17.28)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,791		$2,755	$3,219	$3,932	$4,133	$2,855
Ratio of expenses to average net assets	1.00	%†	1.00%	1.07%	1.25%	1.25%	1.26%
Ratio of net investment income
to average net assets	1.24	%†	0.70%	0.84%	0.71%	0.77%	1.10%
Portfolio turnover rate	1.91%		10.82%	18.35%	25.59%	5.69%	39.28%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.45	%†	1.49%	1.58%	1.54%	1.48%	1.80%
Ratio of net investment income
to average net assets	0.79	%†	0.21%	0.33%	0.44%	0.54%	0.56%

See footnotes on page 45.

Financial Highlights (unaudited)

Harvester Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class C	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$6.31		$5.67	$5.53	$5.13	$4.29	$5.31
Income (Loss) from Investment
Operations:
Net investment income	0.04		0.04	0.05	0.04	0.04	0.05
Net realized and unrealized gain (loss)
on investments	0.26		0.66	0.16	0.42	0.84	(0.96)
Total from Investment Operations	0.30		0.70	0.21	0.46	0.88	(0.91)
Less Distributions to Shareholders:
Net investment income	(0.02)		(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
Net realized short-term capital gains	—		—	(0.02)	(0.02)	—	(0.04)
Return of capital	—		(0.02)	—	—	—	(0.02)
Total Distributions	(0.02)		(0.06)	(0.07)	(0.06)	(0.04)	(0.11)
Net Asset Value, End of Period	$6.59		$6.31	$5.67	$5.53	$5.13	$4.29
Total Return	4.83%		12.25%	3.76%	9.09%#	20.55%	(17.28)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,094		$5,733	$5,382	$6,149	$6,665	$6,371
Ratio of expenses to average net assets	1.00	%†	1.00%	1.07%	1.25%	1.25%	1.26%
Ratio of net investment income
to average net assets	1.24	%†	0.70%	0.84%	0.71%	0.77%	1.10%
Portfolio turnover rate	1.91%		10.82%	18.35%	25.59%	5.69%	39.28%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.45	%†	1.49%	1.58%	1.54%	1.48%	1.80%
Ratio of net investment income
to average net assets	0.79	%†	0.21%	0.33%	0.44%	0.54%	0.56%

See footnotes on page 45.

Financial Highlights (unaudited)

Harvester Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class D	6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$6.31		$5.67	$5.53	$5.13	$4.29	$5.31
Income (Loss) from Investment
Operations:
Net investment income	0.04		0.04	0.05	0.04	0.04	0.05
Net realized and unrealized gain (loss)
on investments	0.26		0.66	0.16	0.42	0.84	(0.96)
Total from Investment Operations	0.30		0.70	0.21	0.46	0.88	(0.91)
Less Distributions to Shareholders:
Net investment income	(0.02)		(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
Net realized short-term capital gains	—		—	(0.02)	(0.02)	—	(0.04)
Return of capital	—		(0.02)	—	—	—	(0.02)
Total Distributions	(0.02)		(0.06)	(0.07)	(0.06)	(0.04)	(0.11)
Net Asset Value, End of Period	$6.59		$6.31	$5.67	$5.53	$5.13	$4.29
Total Return	4.83%		12.25%	3.76%	9.09%#	20.55%	(17.28)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,040		$1,672	$1,904	$1,106	$1,431	$1,125
Ratio of expenses to average net assets	1.00	%†	1.00%	1.07%	1.25%	1.25%	1.26%
Ratio of net investment income
to average net assets	1.24	%†	0.70%	0.84%	0.71%	0.77%	1.10%
Portfolio turnover rate	1.91%		10.82%	18.35%	25.59%	5.69%	39.28%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.45	%†	1.49%	1.58%	1.54%	1.48%	1.80%
Ratio of net investment income
to average net assets	0.79	%†	0.21%	0.33%	0.44%	0.54%	0.56%

†	Annualized.
*	The Manager, at its discretion, reimbursed certain expenses and waived certain management fees for the periods presented (Note 3).
ø	Less than + or – $0.005.
#	Excluding the effect of the payments to certain of the underlying Seligman Funds received from the Manager in 2004, total return would have been as follows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund
Class A	15.43%	Class A	15.30%	Class A	12.77%	Class A	9.89%
Class B	14.41	Class B	14.35	Class B	12.09	Class B	9.08
Class C	14.41	Class C	14.35	Class C	12.09	Class C	9.08
Class D	14.41	Class D	14.35	Class D	12.09	Class D	9.08

See Notes to Financial Statements.

Board of Directors

Maureen Fonseca 3	William C. Morris
• Head of School, The Masters School	• Chairman and Director, J. & W. Seligman & Co.
• Trustee, Newark Academy, New York State	Incorporated, Seligman Advisors, Inc., Seligman
Association of Independent Schools, and	Services, Inc., and Carbo Ceramics Inc.
Greens Farms Academy	• Director, Seligman Data Corp.
• Commissioner, Middle States Association	• President and Chief Executive Officer,
The Metropolitan Opera Association
John R. Galvin 1, 3
• Dean Emeritus, Fletcher School of Law and	Leroy C. Richie 1, 3
Diplomacy at Tufts University	• Counsel, Lewis & Munday, P.C.
• Chairman Emeritus, American Council on	• Director, Vibration Control Technologies, LLC
Germany	• Lead Outside Director, Digital Ally Inc. and
Infinity, Inc.
John F. Maher 1, 3	• Director and Chairman, Highland Park
• Retired President and Chief Executive Officer of	Michigan Economic Development Corp.
Great Western Financial Corporation and its	• Chairman, Detroit Public Schools Foundation
principal subsidiary, Great Western Bank
Robert L. Shafer 2, 3
Frank A. McPherson 2, 3	• Ambassador and Permanent Observer of the
• Retired Chairman of the Board and Chief	Sovereign Military Order of Malta to the
Executive Officer of Kerr-McGee Corporation	United Nations
• Director, DCP Midstream GP, LLP, Integris
Health, Oklahoma Medical Research	James N. Whitson 1, 3
Foundation, Oklahoma Foundation for	• Retired Executive Vice President and Chief
Excellence in Education, National Cowboy and	Operating Officer, Sammons Enterprises, Inc.
Western Heritage Museum, and Oklahoma	• Director, CommScope, Inc.
City Museum of Art
Brian T. Zino
Betsy S. Michel 2, 3	• Director and President,
• Attorney	J. &W. Seligman&Co. Incorporated
• Trustee, The Geraldine R. Dodge Foundation	• Director, Seligman Advisors, Inc. and Seligman
Services, Inc.
• Chairman, Seligman Data Corp.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose
Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

Charles W. Kadlec
Vice President

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

1	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectus or statement of additional information.

Go paperless — sign up for E-Delivery at www.seligman.com

This report is intended only for the information of
shareholders or those who have received the offering
prospectus covering shares of Capital Stock of Seligman
Time Horizon/Harvester Series, Inc., which contains infor-
mation about the investment objectives, risks, charges,
and expenses of the Series, each of which should be
considered carefully before investing or sending money.

THF3 6/07

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not applicable.

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a) (3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 29, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 29, 2007

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.